DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Sales of goods and services	$ 444,288,189	$ 495,499,735	$ 526,690,895
Government grants	8,520,565	16,843,034	13,040,276
Total	$ 452,808,754	$ 512,342,769	$ 539,731,171